Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital and Share Premium

	2019	2018	2017
	(in thousands)
	£	£	£
Share capital	1,299	1,289	1,272
Share premium	79,541	79,426	79,236
	80,840	80,715	80,508

	Number	Number	Number
	(in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	32,479	32,226	31,811
	32,479	32,226	31,811

Summary of Movement in the Share Capital
	Number of shares	Share capital	Share premium
	(in thousands)
		£	£
Fully paid shares:
Balance at December 31, 2017	31,811	1,272	79,236
Exercise of share options	415	17	190
Balance at December 31, 2018	32,226	1,289	79,426
Exercise of share options	253	10	115
Balance at December 31, 2019	32,479	1,299	79,541